Net financial expense (Details) - EUR (€) € in Thousands		12 Months Ended
	Sep. 08, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net financial expense
Financial interest and amortized cost of the loan agreement with Kreos		€ (1,597)	€ (544)	€ (817)
Changes in fair value of convertible notes and derivative instruments		637	(1,856)	(10,080)
Negma financial indemnities			(1,695)
Accrual Negma litigation provision		(75)
Other financial expenses		(31)	(166)	(231)
Transaction costs related to the issuance of convertible notes		(820)	(125)	(453)
Net financial income related to Negma returning to Biophytis damages paid	€ 1,000	990	20	34
Other financial income		(17)	4	1
Foreign exchange gains (losses)		(31)	14	(29)
Net financial expense		€ (944)	€ (4,349)	€ (11,575)